BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND | Investor Shares
Fund Summary The Brown capital management INTERNATIONAL small company fund
Investment Objective
The International Small Company Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the International Small Company Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND		Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)		none	none
Redemption Fee (as a percentage of amount redeemed)	[1]	2.00%	2.00%
[1]	Redemption Fee (as a percentage of amount redeemed on shares sold after holding them for less than 60 days).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND		Investor Shares	Institutional Shares
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		6.74%	6.83%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	8.00%	7.84%
Fee Waivers and/or Expense Reimbursements	[2]	(6.49%)	(6.58%)
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	[2]	1.51%	1.26%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Brown Capital Management, LLC (the "Advisor") has entered into an Expense Limitation Agreement with the International Small Company Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the International Small Company Fund and to assume other expenses of the International Small Company Fund, if necessary, in an amount that limits the International Small Company Fund's annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the International Small Company Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.25% until July 31, 2018. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses being less than the operating expense limit for the International Small Company Fund, the International Small Company Fund may reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the International Small Company Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the International Small Company Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver and/or reimbursement.

Example

This example is intended to help you compare the cost of investing in the International Small Company Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the International Small Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the International Small Company Fund’s operating expenses remain the same. Only the 1-year number shown below reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Shares	154	1,761	3,277	6,700
Institutional Shares	128	1,710	3,206	6,603

Portfolio Turnover

The International Small Company Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the International Small Company Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International Small Company Fund’s performance. During the most recent fiscal year, the International Small Company Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies.

The International Small Company Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment, (“small companies”). It is important to note that the International Small Company Fund does NOT choose its portfolio companies based on a reference to market capitalization. Rather, the focus of the International Small Company Fund is on the revenue produced by the issuer of the securities.

The International Small Company Fund typically invests in common stocks. The Advisor seeks to build a portfolio of exceptional small companies with the wherewithal to become exceptional large companies. The International Small Company Fund typically holds a portfolio of between 40 - 65 securities which the Advisor believes have the potential for growth.

The International Small Company Fund considers an issuer to be non–U.S. based if: (1) the issuer is organized under the laws of a jurisdiction other than those of the U.S.; (2) the securities of the issuer have a primary listing on a stock exchange outside the U.S. regardless of the country in which the issuer is organized; or (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold outside of the U.S. The Fund may invest in the securities of emerging or developing markets.

The Advisor’s Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. The Advisor believes exceptional companies save time, lives, money or headaches or provide an exceptional value proposition to consumers. The Advisor views these differentiated organizations as having the wherewithal to provide unique solutions that include, but are not limited to, the utilization of innovative technology and insight to help address or redefine the challenges faced by institutions or consumers. These companies often retain a long-term growth plan, durable revenue growth, defensible market presence and profitability to fuel and sustain earnings per share growth. While investing in exceptional growth companies is paramount, the Advisor believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner (meaning that the Advisor selects companies without consideration of benchmarks by which the Fund is measured). Because the International Small Company Fund is managed in a benchmark agnostic manner, an unintended consequence is that the Fund may have sector exposure.

The Advisor’s Investment Approach

The Advisor believes an investment program establishes the processes necessary to identify, research and construct a portfolio. The Advisor distinguishes “Small Company” from “small capitalization” investing by its use of revenue not market capitalization to identify and invest in exceptional small companies that have the wherewithal to become exceptional larger companies. The Advisor sources ideas from many places. Companies eligible for investment typically retain no more than $500 million in revenue at the time of initial investment. The Advisor’s investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with teammates before any in depth research is performed to ensure the commitment of time dedicated to understanding the company makes sense to all team members.

The Advisor believes that in-depth fundamental research, when applied over a three to five year time horizon, and implemented within a benchmark agnostic framework, has the potential to generate attractive long-term returns.

Therefore, the foundation of the Advisor’s process is fundamental analysis. Valuation is also part of the investment process.

The Advisor constructs the International Small Company Fund’s portfolio to generally be no more than 5% in cash. The Advisor believes a diversified portfolio of 40-65 securities and their research efforts may, collective, reduce portfolio risk.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the International Small Company Fund’s portfolio when the Advisor determines that the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation no longer meets expectations.

Principal Risks of Investing in the Fund

An investment in the International Small Company Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the International Small Company Fund will be successful in meeting its investment objective. Generally, the International Small Company Fund will be subject to the following risks:

•      Market Risk: Market risk refers to the possibility that the value of equity securities held by the International Small Company Fund may decline due to daily fluctuations in the securities markets. Movements in the stock market may adversely affect the specific securities held by the International Small Company Fund on a daily basis, and, as a result, such movements may negatively affect the Small Company’s net asset value.

•      Investment Style Risk: The performance of the International Small Company Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

•      Investment Advisor Risk: The Advisor’s ability to choose suitable investments has a significant impact on the ability of the International Small Company Fund to achieve its investment objectives.

•      Market Sector Risk: The percentage of the International Small Company Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market.

•      Equity Securities Risk: To the extent that the majority of the International Small Company Fund’s portfolio consists of common stocks, it is expected that the International Small Company Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

•      Small Companies Risk: Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

•      Micro Companies Risk: Micro-company stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro- companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

•      Foreign Securities Risk: Foreign securities may involve investment risks different from those associated with domestic securities. Foreign markets may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may also be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the International Small Company Fund to sell its securities and could reduce the value of your shares. The International Small Company Fund may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to, among other things: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; sovereign solvency considerations; less liquid and more volatile exchanges and/or markets; or political changes or diplomatic developments.

•      Emerging Markets Securities Risk: Investments in the securities of developing or emerging markets may entail additional risks than investments in foreign securities, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; restrictions on investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Performance Information

The bar chart and table shown below provide an indication of the risks of investing in the Investor Shares of the International Small Company Fund by showing changes in the International Small Company Fund’s performance from year to year and by showing how the International Small Company Fund’s average annual total returns compare to that of a broad-based securities market index. The International Small Company Fund’s past performance (before and after taxes) is not necessarily an indication of how the International Small Company Fund will perform in the future. Updated information on the International Small Company Fund’s results can be obtained by visiting: http://www.browncapital.com/products/international-small-company-fund.

Calendar Year Returns

Year-to-date return as of the most recent quarter ended June 30, 2017 was 19.72%.

Quarterly Returns During This Time Period

Highest return for a quarter	10.20%	Quarter ended September 30, 2016
Lowest return for a quarter	-8.48%	Quarter ended December 31, 2016

Average Annual Total Returns Periods ended December 31, 2016
Average Annual Total Returns - BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND	1 Year	Since Inception	Inception Date
Investor Shares			Sep. 30, 2015
Investor Shares | Return Before Taxes	2.27%	7.70%
Investor Shares | After taxes on distributions	1.56%	7.11%
Investor Shares | After taxes on distributions and sale of shares	1.48%	5.70%
Investor Shares | MSCI All Country World ex USA Small Cap Index GR	4.28%	7.79%
Institutional Shares			Sep. 30, 2015
Institutional Shares | Return Before Taxes	2.64%	8.01%
Institutional Shares | After taxes on distributions	1.94%	7.42%
Institutional Shares | After taxes on distributions and sale of shares	1.69%	5.94%
Institutional Shares | MSCI All Country World Index Ex USA- GR	4.28%	7.79%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND | Institutional Shares
Fund Summary The Brown capital management INTERNATIONAL small company fund
Investment Objective
The International Small Company Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the International Small Company Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND		Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)		none	none
Redemption Fee (as a percentage of amount redeemed)	[1]	2.00%	2.00%
[1]	Redemption Fee (as a percentage of amount redeemed on shares sold after holding them for less than 60 days).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND		Investor Shares	Institutional Shares
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		6.74%	6.83%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	8.00%	7.84%
Fee Waivers and/or Expense Reimbursements	[2]	(6.49%)	(6.58%)
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	[2]	1.51%	1.26%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Brown Capital Management, LLC (the "Advisor") has entered into an Expense Limitation Agreement with the International Small Company Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the International Small Company Fund and to assume other expenses of the International Small Company Fund, if necessary, in an amount that limits the International Small Company Fund's annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the International Small Company Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.25% until July 31, 2018. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses being less than the operating expense limit for the International Small Company Fund, the International Small Company Fund may reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the International Small Company Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the International Small Company Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver and/or reimbursement.

Example

This example is intended to help you compare the cost of investing in the International Small Company Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the International Small Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the International Small Company Fund’s operating expenses remain the same. Only the 1-year number shown below reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Shares	154	1,761	3,277	6,700
Institutional Shares	128	1,710	3,206	6,603

Portfolio Turnover

The International Small Company Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the International Small Company Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International Small Company Fund’s performance. During the most recent fiscal year, the International Small Company Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies.

The International Small Company Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment, (“small companies”). It is important to note that the International Small Company Fund does NOT choose its portfolio companies based on a reference to market capitalization. Rather, the focus of the International Small Company Fund is on the revenue produced by the issuer of the securities.

The International Small Company Fund typically invests in common stocks. The Advisor seeks to build a portfolio of exceptional small companies with the wherewithal to become exceptional large companies. The International Small Company Fund typically holds a portfolio of between 40 - 65 securities which the Advisor believes have the potential for growth.

The International Small Company Fund considers an issuer to be non–U.S. based if: (1) the issuer is organized under the laws of a jurisdiction other than those of the U.S.; (2) the securities of the issuer have a primary listing on a stock exchange outside the U.S. regardless of the country in which the issuer is organized; or (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold outside of the U.S. The Fund may invest in the securities of emerging or developing markets.

The Advisor’s Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. The Advisor believes exceptional companies save time, lives, money or headaches or provide an exceptional value proposition to consumers. The Advisor views these differentiated organizations as having the wherewithal to provide unique solutions that include, but are not limited to, the utilization of innovative technology and insight to help address or redefine the challenges faced by institutions or consumers. These companies often retain a long-term growth plan, durable revenue growth, defensible market presence and profitability to fuel and sustain earnings per share growth. While investing in exceptional growth companies is paramount, the Advisor believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner (meaning that the Advisor selects companies without consideration of benchmarks by which the Fund is measured). Because the International Small Company Fund is managed in a benchmark agnostic manner, an unintended consequence is that the Fund may have sector exposure.

The Advisor’s Investment Approach

The Advisor believes an investment program establishes the processes necessary to identify, research and construct a portfolio. The Advisor distinguishes “Small Company” from “small capitalization” investing by its use of revenue not market capitalization to identify and invest in exceptional small companies that have the wherewithal to become exceptional larger companies. The Advisor sources ideas from many places. Companies eligible for investment typically retain no more than $500 million in revenue at the time of initial investment. The Advisor’s investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with teammates before any in depth research is performed to ensure the commitment of time dedicated to understanding the company makes sense to all team members.

The Advisor believes that in-depth fundamental research, when applied over a three to five year time horizon, and implemented within a benchmark agnostic framework, has the potential to generate attractive long-term returns.

Therefore, the foundation of the Advisor’s process is fundamental analysis. Valuation is also part of the investment process.

The Advisor constructs the International Small Company Fund’s portfolio to generally be no more than 5% in cash. The Advisor believes a diversified portfolio of 40-65 securities and their research efforts may, collective, reduce portfolio risk.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the International Small Company Fund’s portfolio when the Advisor determines that the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation no longer meets expectations.

Principal Risks of Investing in the Fund

An investment in the International Small Company Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the International Small Company Fund will be successful in meeting its investment objective. Generally, the International Small Company Fund will be subject to the following risks:

•       Market Risk: Market risk refers to the possibility that the value of equity securities held by the International Small Company Fund may decline due to daily fluctuations in the securities markets. Movements in the stock market may adversely affect the specific securities held by the International Small Company Fund on a daily basis, and, as a result, such movements may negatively affect the Small Company’s net asset value.

•       Investment Style Risk: The performance of the International Small Company Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

•       Investment Advisor Risk: The Advisor’s ability to choose suitable investments has a significant impact on the ability of the International Small Company Fund to achieve its investment objectives.

•       Market Sector Risk: The percentage of the International Small Company Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market.

•       Equity Securities Risk: To the extent that the majority of the International Small Company Fund’s portfolio consists of common stocks, it is expected that the International Small Company Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

•       Small Companies Risk: Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

•       Micro-Companies Risk: Micro-company stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

•       Foreign Securities Risk: Foreign securities may involve investment risks different from those associated with domestic securities. Foreign markets may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may also be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the International Small Company Fund to sell its securities and could reduce the value of your shares. The International Small Company Fund may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to, among other things: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; sovereign solvency considerations; less liquid and more volatile exchanges and/or markets; or political changes or diplomatic developments.

•       Emerging Markets Securities Risk: Investments in the securities of developing or emerging markets may entail additional risks than investments in foreign securities, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; restrictions on investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Performance Information

The bar chart and table shown below provide an indication of the risks of investing in the Institutional Shares of the International Small Company Fund by showing changes in the International Small Company Fund’s performance from year to year and by showing how the International Small Company Fund’s average annual total returns compare to that of a broad-based securities market index. The International Small Company Fund’s past performance (before and after taxes) is not necessarily an indication of how the International Small Company Fund will perform in the future. Updated information on the International Small Company Fund’s results can be obtained by visiting: http://www.browncapital.com/products/international-small-company-fund.

Calendar Year Returns

Year-to-date return as of the most recent quarter ended June 30, 2017 was 19.83%.

Quarterly Returns During This Time Period

Highest return for a quarter	10.17%	Quarter ended September 30, 2016
Lowest return for a quarter	-8.37%	Quarter ended December 31, 2016

Average Annual Total Returns Periods Ended December 31, 2016
Average Annual Total Returns - BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND	1 Year	Since Inception	Inception Date
Investor Shares			Sep. 30, 2015
Investor Shares | Return Before Taxes	2.27%	7.70%
Investor Shares | After taxes on distributions	1.56%	7.11%
Investor Shares | After taxes on distributions and sale of shares	1.48%	5.70%
Investor Shares | MSCI All Country World ex USA Small Cap Index GR	4.28%	7.79%
Institutional Shares			Sep. 30, 2015
Institutional Shares | Return Before Taxes	2.64%	8.01%
Institutional Shares | After taxes on distributions	1.94%	7.42%
Institutional Shares | After taxes on distributions and sale of shares	1.69%	5.94%
Institutional Shares | MSCI All Country World Index Ex USA- GR	4.28%	7.79%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).